Restructuring Charges	12 Months Ended
Mar. 31, 2012
Restructuring Charges
(15)	Restructuring Charges

In connection with the reorganization of the Company’s operations, the Company has incurred certain restructuring charges. Components and related amounts of the restructuring charges, before the related tax effects, for each of the three years ended March 31, 2012 are as follows:

	Yen (millions)
	2012	2011	2010
Expenses associated with the implementation of early retirement programs:
Domestic	91,880	14,312	33,070
Overseas	9,114	3,359	5,884

Total	100,994	17,671	38,954
Expenses associated with the closure and integration of locations	83,459	39,282	15,918

Total restructuring charges	184,453	56,953	54,872

These restructuring charges are included in other deductions in the consolidated statements of operations.

The Company has provided early retirement programs to those employees voluntarily leaving the Company. The accrued early retirement benefits are recognized when the employees accept the offer and the amount can be reasonably estimated. Expenses associated with the closure and integration of locations include amounts such as moving expenses of facilities and costs to terminate leasing contracts incurred at domestic and overseas manufacturing plants and sales offices. An analysis of the accrued restructuring charges for each of the three years ended March 31, 2012 is as follows:

	Yen (millions)
	2012	2011	2010
Balance at beginning of year	31,492	9,389	32,523
New charges	184,453	56,953	54,872
Cash payments or otherwise settled	(145,003)	(34,850)	(78,006)

Balance at end of year	70,942	31,492	9,389

The restructuring activities are generally insignificant on an individual activity basis and are short term in nature and are generally completed within one year of initiation. The total amount of costs expected to be incurred in connection with the activity are generally not materially different from the respective restructuring charges as disclosed below except as indicated otherwise. Furthermore, the amounts of restructuring costs incurred subsequent to the fiscal year end of the initiation of any given restructuring activity are not significant except as indicated otherwise.

The disclosure below has been modified to reflect the revised segments.

The following description represents restructuring activities for the year ended March 31, 2012 by segment:

AVC Networks

AVC Networks segment restructured its operations to improve cost competitiveness through selection and concentration of business mainly in Japan. Total restructuring charges amounting to 79,287 million yen included implementation of early retirement programs of 18,729 million yen and closure and integration of manufacturing locations in the amount of 60,558 million yen. The ending liability balance amounted to 45,819 million yen and 174 million yen for the years ended March 31, 2012 and 2011, respectively.

In addition to various restructuring activities in this segment, the Company made a decision to terminate production in domestic plasma display panel fifth factory of Panasonic Plasma Display Co., Ltd., a subsidiary of the Company. Due to the continuously substantial decline of product prices caused by intense price competition and the yen appreciation, the profitability of the flat-panel TV business declined significantly. The Company decided to restructure the panel business to optimize its production scale by consolidating manufacturing sites. The restructuring activity and material cash outlays are expected to take place through fiscal 2015. The total amount expected to be incurred in connection with the activity and the actual amount incurred for the year ended March 31, 2012 amounted to 51,083 million yen. In connection with the plasma display panel business, there was no beginning liability balance with new restructuring charges incurred in the amount of 51,083 million yen and costs paid or otherwise settled of 5,264 million yen during the fiscal year. The ending liability balance amounted to 45,819 million yen.

Appliances

Appliances segment restructured its operations to improve efficiency. Total restructuring charges amounting to 11,728 million yen included implementation of early retirement programs of 9,584 million yen and closure and integration of locations in the amount of 2,144 million yen. The ending liability balance amounted to 59 million yen and 168 million yen for the years ended March 31, 2012 and 2011, respectively.

Systems & Communications

Systems & Communications segment restructured its operations to improve efficiency. Total restructuring charges amounting to 740 million yen included implementation of early retirement programs of 619 million yen and closure and integration of locations in the amount of 121 million yen. There was no ending liability balance for the year ended March 31, 2012. The ending liability balance amounted to 1,882 million yen for the year ended March 31, 2011.

Eco Solutions

Eco Solutions segment restructured its operations mainly in Japan to improve cost effectiveness. Total restructuring charges amounting to 11,834 million yen included implementation of early retirement programs of 9,037 million yen and closure and integration of locations in the amount of 2,797 million yen. The ending liability balance amounted to 170 million yen for the year ended March 31 2012. There was no ending liability balance for the year ended March 31, 2011.

Automotive Systems

Automotive Systems segment restructured its operations to improve efficiency overseas. Total restructuring charges amounting to 658 million yen included implementation of early retirement programs of 572 million yen and closure and integration of locations in the amount of 86 million yen. There was no ending liability balance for the years ended March 31, 2012 and 2011, respectively.

Industrial Devices

Industrial Devices segment restructured its operations to improve efficiency and cost effectiveness mainly in Japan. Total restructuring charges amounting to 21,531 million yen included implementation of early retirement programs of 19,429 million yen and closure and integration of locations in the amount of 2,102 million yen. The ending liability balance amounted to 831 million yen and 91 million yen for the years ended March 31, 2012 and 2011, respectively.

Energy

Energy segment restructured its operations mainly to accelerate integration of manufacturing bases and organization in Japan. Total restructuring charges amounting to 7,684 million yen included implementation of early retirement programs of 4,560 million yen and closure and integration of locations in the amount of 3,124 million yen. The ending liability balance amounted to 177 million yen and 137 million yen for the years ended March 31, 2012 and 2011, respectively.

Other

Other segment restructured its operations for selection and concentration of its businesses in Japan and overseas. Total restructuring charges amounting to 50,991 million yen included early retirement programs of 38,464 million yen and closure and integration of locations in the amount of 12,527 million yen. The ending liability balance amounted to 23,886 million yen and 29,040 million yen for the years ended March 31, 2012 and 2011, respectively.

The total amount expected to be incurred in connection with the restructuring activity of SANYO’s semiconductor business that was initiated in fiscal 2011 amounted to 44,170 million yen as of March 31, 2012. The beginning liability balance amounted to 28,060 million yen with no additional restructuring charges incurred and costs paid or otherwise settled of 24,416 million yen during the fiscal year. The ending liability balance amounted to 3,644 million yen.

The following description represents restructuring activities for the year ended March 31, 2011 by segment:

AVC Networks

AVC Networks segment restructured its operations to improve efficiency. Total restructuring charges amounting to 2,140 million yen included implementation of early retirement programs of 1,845 million yen and closure and integration of locations in the amount of 295 million yen. The ending liability balance amounted to 174 million yen and 992 million yen for the years ended March 31, 2011 and 2010, respectively.

Appliances

Appliances segment restructured its operations to improve efficiency. Total restructuring charges amounting to 3,101 million yen included implementation of early retirement programs of 1,023 million yen and closure and integration of manufacturing locations in the amount of 2,078 million yen. The ending liability balance amounted to 168 million yen and 3,192 million yen for the years ended March 31, 2011 and 2010, respectively.

Systems & Communications

Systems & Communications segment restructured its operations consisting mainly of integration of manufacturing bases in Japan. Total restructuring charges amounting to 2,218 million yen included implementation of early retirement programs of 26 million yen and closure and integration of locations in the amount of 2,192 million yen. The ending liability balance amounted to 1,882 million yen and 760 million yen for the years ended March 31, 2011 and 2010, respectively.

Eco Solutions

Eco Solutions segment restructured its operations mainly in Japan to improve cost effectiveness. Total restructuring charges amounting to 1,325 million yen included implementation of early retirement programs of 434 million yen and closure and integration of locations in the amount of 891 million yen. There was no ending liability balance for the year ended March 31, 2011. The ending liability balance amounted to 1,047 million yen for the year ended March 31, 2010.

Automotive Systems

There was no restructuring charge in Automotive Systems segment. There was no ending liability balance for the year ended March 31, 2011. The ending liability balance amounted to 232 million yen for the year ended March 31, 2010.

Industrial Devices

Industrial Devices segment restructured its operations to improve efficiency and cost effectiveness. Total restructuring charges amounting to 1,346 million yen included implementation of early retirement programs of 324 million yen and closure and integration of locations in the amount of 1,022 million yen. The ending liability balance amounted to 91 million yen and 2,247 million yen for the years ended March 31, 2011 and 2010, respectively.

Energy

Energy segment restructured its operations to improve cost effectiveness. Total restructuring charges amounting to 468 million yen included implementation of early retirement programs of 303 million yen and closure and integration of locations in the amount of 165 million yen. The ending liability balance amounted to 137 million yen and 40 million yen for the years ended March 31, 2011 and 2010, respectively.

Other

Other segment restructured its operations to improve efficiency. Total restructuring charges amounting to 46,355 million yen included early retirement programs of 13,716 million yen and closure and integration of manufacturing locations in the amount of 32,639 million yen. The ending liability balance amounted to 29,040 million yen and 879 million yen for the years ended March 31, 2011 and 2010, respectively.

In addition to various restructuring activities in this segment, SANYO decided to restructure the Semiconductor business as the result of the SANYO’s Board of Directors’ action to approve the divestiture on July 15, 2010. The divestiture became effective January 1, 2011. This restructuring activity and subsequent divestiture were the result of SANYO’s conclusion that its Semiconductor business did not align with SANYO’s strategic and growth initiatives. The restructuring activity and material cash outlays are expected to take place through fiscal 2013. The total amount expected to be incurred in connection with the activity and the actual amount incurred for the year ended March 31, 2011 amounted to 44,170 million yen. In connection with the Semiconductor business, there was no beginning liability balance with new restructuring charges incurred in the amount of 44,170 million yen and costs paid or otherwise settled of 16,110 million yen during the fiscal year. The ending liability balance amounted to 28,060 million yen.

The following description represents restructuring activities for the year ended March 31, 2010 by segment:

AVC Networks

AVC Networks segment restructured its operations to improve its cost competitiveness. Total restructuring charges amounting to 2,289 million yen included implementation of early retirement programs of 1,534 million yen and closure and integration of locations in the amount of 755 million yen. The ending liability balance amounted to 992 million yen and 3,412 million yen for the years ended March 31, 2010 and 2009, respectively.

Appliances

Appliances segment restructured its operations to accelerate concentration of its business for strengthening its management structure. Total restructuring charges amounting to 7,710 million yen included implementation of early retirement programs of 5,996 million yen and closure and integration of locations in the amount of 1,714 million yen. The ending liability balance amounted to 3,192 million yen and 107 million yen for the years ended March 31, 2010 and 2009, respectively.

Systems & Communications

Systems & Communications segment restructured its operations to improve efficiency in Japan. Total restructuring charges amounting to 13,549 million yen included implementation of early retirement programs of 11,209 million yen and closure and integration of locations in the amount of 2,340 million yen. The ending liability balance amounted to 760 million yen and 23,489 million yen for the years ended March 31, 2010 and 2009, respectively.

Eco Solutions

Eco Solutions segment restructured its operations to improve cost efficiency in Japan and overseas. Total restructuring charges amounting to 9,174 million yen included implementation of early retirement programs of 5,787 million yen and closure and integration of locations in the amount of 3,387 million yen. The ending liability balance amounted to 1,047 million yen and 1,853 million yen for the years ended March 31, 2010 and 2009, respectively.

Automotive Systems

Automotive Systems segment restructured its operations to improve cost effectiveness overseas. Total restructuring charges amounting to 233 million yen included implementation of early retirement programs of 209 million yen and closure and integration of locations in the amount of 24 million yen. The ending liability balance amounted to 232 million yen and 401 million yen for the years ended March 31, 2010 and 2009, respectively.

Industrial Devices

Industrial Devices segment restructured its operations to improve efficiency and cost effectiveness mainly in Japan. Total restructuring charges amounting to 7,777 million yen included implementation of early retirement programs of 5,511 million yen and closure and integration of locations in the amount of 2,266 million yen. The ending liability balance amounted to 2,247 million yen and 1,423 million yen for the years ended March 31, 2010 and 2009, respectively.

Energy

Energy segment restructured its operations to improve cost effectiveness. Total restructuring charges amounting to 77 million yen included implementation of early retirement programs of 37 million yen and closure and integration of locations in the amount of 40 million yen. The ending liability balance amounted to 40 million yen for the year ended March 31, 2010. There was no ending liability balance for the year ended March 31, 2009.

Other

Other segment restructured its operations to improve efficiency. Total restructuring charges amounting to 14,063 million yen included early retirement programs of 8,671 million and yen and closure and integration of locations in the amount of 5,392 million yen. The ending liability balance amounted to 879 million yen and 1,838 million yen for the years ended March 31, 2010 and 2009, respectively.